Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories
Less: Impairment	$ (281)	$ (470)
Inventories	457	1,363
Hardware Devices [Member]
Inventories
Inventories	532	1,595
Others [Member]
Inventories
Inventories	$ 206	$ 238